Contingencies and Commitments (Details Textual) - CLP ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingencies and Commitments (Textual)
Estimated financial effect of contingent liabilities		$ 1,592,810	$ 1,630,396
Legal Proceedings Contingent Liability [Member]
Contingencies and Commitments (Textual)
Estimated financial effect of contingent liabilities		$ 1,274
Legal Proceedings Contingent Liability [Member] | Subsidiaries [member]
Contingencies and Commitments (Textual)
Estimated financial effect of contingent liabilities			$ 923
Guarantees [member] | USD [Member] | Non-adjusting events after reporting period [member]
Contingencies and Commitments (Textual)
Insurance policy cover amount for bank	$ 50
Guarantees [member] | Subsidiaries [member] | USD [Member] | Non-adjusting events after reporting period [member]
Contingencies and Commitments (Textual)
Insurance policy cover amount for bank and subsidiaries	$ 100